CONVERTIBLE PREFERRED STOCK - Schedule of Proceeds from Series D Preferred Stock (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Conversion of preferred stock warrant to Series D in February 2021	$ 3,000					$ 173,273
Series D
Class of Stock [Line Items]
Conversion of convertible notes						271,985		$ 272,000
Proceeds from issuance of convertible preferred shares		$ 200,000	$ 200,000	$ 400,000	$ 200,000	3,000	$ 400,000	$ 600,000
Contingent forward contract liability reclassified to Series D						39,564	$ 39,563
Conversion of preferred stock warrant to Series D in February 2021	3,000
Reclassification of preferred stock warrant liability to Series D in February 2021	$ 9,936
Total proceeds of Series D						$ 1,324,485